Related party transactions	12 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

27.    Related party transactions

As of June 30, 2026, LuxExperience Group was a 47.6% owned subsidiary of MYT Holding LLC, USA (2025: 48.6)%. In management’s judgement, the ultimate controlling party of LuxExperience Group as of June 30, 2026, is MYT Ultimate Parent LLC, USA. Richemont Italia Holding S.p.A., Italy, a subsidiary of Compagnie Financière Richemont SA, held a 35.6% ownership interest in LuxExperience Group (2025: 36.4%). Compagnie Financière Richemont SA, together with its subsidiaries and equity-accounted investments, constitutes the Richemont Group.

Related Parties transactions

As of June 30, 2026, LuxExperience Group had a receivable against MYT Ultimate Parent LLC, USA in an amount of €213 thousand (2025: €213 thousand). Further, LuxExperience Group had unsecured liabilities to MYT Ultimate Parent LLC, USA in an amount of €838 thousand (2025: €838 thousand). These balances resulted from various intercompany charges incurred before July 2020.

The Net-A-Porter Group Limited maintains a separate €100.0 million revolving credit facility with Richemont International Holding S.A., a subsidiary of Compagnie Financière Richemont SA (“Richemont”), maturing in 2031. The interest rate on this RCF is based on the 3-month Euribor plus an applicable margin for any utilized portion of the facility. No amounts were drawn under this RCF as of June 30, 2026. Should the facility be drawn in the future, any outstanding amounts would be secured by certain of the Company’s inventories and receivables.

As of June 30, 2026, LuxExperience Group had receivables against Richemont Group totaling €1,485 thousand (2025: €43,652 thousand) as well as unsecured liabilities to Richemont Group amounting to €18,990 thousand (2025: €24,747 thousand). These balances resulted mainly from purchase and sale transactions with Richemont Group brands in fiscal year 2026. During fiscal 2026, LuxExperience Group purchased inventory of €81,254 thousand (2025: €30,982 thousand) from Richemont Group brands and generated income of €2,776 thousand (2025: €1,870 thousand), mainly from management and information technology services. Furthermore, during fiscal 2026 LuxExperience Group returned goods to Richemont brands amounting to €33,907 thousand as part of the wind down of the OFS business.

During the year ended June 30, 2026, the Group recorded an amount of €3,617 thousand as other income relating to a refund received from the Italian Competition Authority. In accordance with an existing arrangement with Richemont, 85% of this refund was passed on to Richemont, which was recorded as an offsetting amount within other income amounting to €3,074 thousand.

Key Management Personnel Compensation

Key management personnel as defined by IAS 24 are persons who, by virtue of their positions, are responsible for the operations of LuxExperience Group. The managing directors of the Company have the authority and responsibility for planning, directing and controlling LuxExperience Group’s operating activities. The following table shows the personnel expenses for managing directors:

	Year Ended June 30,
(in € thousands)	2024	2025	2026
Short-term compensation	4,073	6,610	7,584
Share-based compensation - IPO related compensation for Managing Directors	10,769	3,255	—
Share-based compensation - Long-term incentive program	2,640	6,005	8,355
Total Share-based compensation	13,408	9,260	8,355
Total personnel expenses for Managing Directors	17,481	15,870	15,940

Refer to Note 28 for further details regarding the Share-based compensation.